Schedule of Lease Expenses (Details) - Sonnet BioTherapeutics Holdings, Inc. [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating lease expense	$ 90,837	$ 90,837
Variable lease expense	1,472	5,978
Total lease cost	$ 92,309	$ 96,815